18. INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		R$ 1,883,765	R$ (512,337)
Movement in profit or loss		170,604	215,306
Deferred tax asset/liability, ending		3,256,110	1,883,765
Total deferred assets				R$ 3,874,946	R$ 2,473,304	R$ 89,394
Total deferred liabilities				(618,836)	(589,539)	(601,731)
Total deferred		1,883,765	(512,337)	3,256,110	1,883,765	(512,337)
Deferred Income Tax Losses [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		1,610,801	959,240
Movement in profit or loss		238,198	651,561
Deferred tax asset/liability, ending		1,848,999	1,610,801
Total deferred		1,848,999	959,240	1,848,999	1,610,801	959,240
Deferred social contribution tax losses [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		610,046	367,358
Movement in profit or loss		78,162	242,688
Deferred tax asset/liability, ending		688,208	610,046
Total deferred		688,208	367,358	688,208	610,046	367,358
Temporary Differences [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(337,082)	(1,838,935)
Movement in shareholders' equity		(59,380)	(2,357)
Movement in profit or loss		1,110,336	1,504,151
Other movement		5,029	59
Deferred tax asset/liability, ending		718,903	(337,082)
Total deferred		718,903	(1,838,935)	718,903	(337,082)	(1,838,935)
Provision For Tax Social Security, Labor, Civil And Environmental Risks [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		264,013	334,380
Movement in profit or loss		15,136	(70,367)
Deferred tax asset/liability, ending		279,149	264,013
Total deferred		279,149	334,380	279,149	264,013	334,380
Assets impairment losses [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		182,431	181,516
Movement in profit or loss		(26,444)	915
Other movement		5,029
Deferred tax asset/liability, ending		161,016	182,431
Total deferred		161,016	181,516	161,016	182,431	181,516
(Gains )/ losses On financial instruments [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		414,495	359,776
Movement in profit or loss		(409,468)	54,719
Deferred tax asset/liability, ending		5,027	414,495
Total deferred		5,027	414,495	5,027	414,495	359,776
Actuarial liability (pension and healthcare plan) [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		314,601	276,032
Movement in shareholders' equity		(44,732)	38,569
Movement in profit or loss		(7,412)
Deferred tax asset/liability, ending		262,457	314,601
Total deferred		262,457	276,032	262,457	314,601	276,032
Accrued supplies and services [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		132,411	95,644
Movement in profit or loss		22,041	36,767
Deferred tax asset/liability, ending		154,452	132,411
Total deferred		154,452	95,644	154,452	132,411	95,644
Unrealized exchange differences [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning	[1]	1,181,501	1,010,532
Movement in profit or loss	[1]	(29,172)	170,969
Deferred tax asset/liability, ending	[1]	1,152,326	1,181,501
Total deferred	[1]	1,152,326	1,010,532	1,152,326	1,181,501	1,010,532
Gain upon loss of control in Transnordestina [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(92,180)	(92,180)
Deferred tax asset/liability, ending		(92,180)	(92,180)
Total deferred		(92,180)	(92,180)	(92,180)	(92,180)	(92,180)
Cash flow hedge accounting [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		426,961	490,041
Movement in shareholders' equity		1,315,839	(63,080)
Deferred tax asset/liability, ending		1,742,800	426,961
Total deferred		1,742,800	490,041	1,742,800	426,961	490,041
Aquisition Fair Value SWT/CBL [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(184,513)	(172,114)
Movement in shareholders' equity		(57,651)	(52,071)
Movement in profit or loss		30,149	39,672
Deferred tax asset/liability, ending		(212,015)	(184,513)
Total deferred		(212,015)	(172,114)	(212,015)	(184,513)	(172,114)
Deferred taxes non computed [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(291,961)	(252,940)
Movement in profit or loss		(25,966)	(39,021)
Deferred tax asset/liability, ending		(317,927)	(291,961)
Total deferred		(317,927)	(252,940)	(317,927)	(291,961)	(252,940)
Estimated (Losses)/reversals to deferred taxes credits [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(1,625,998)	(3,086,572)
Movement in shareholders' equity		(1,270,110)	25,159
Movement in profit or loss		1,548,640	1,435,415
Deferred tax asset/liability, ending		(1,347,468)	(1,625,998)
Total deferred		(1,347,468)	(3,086,572)	(1,347,468)	(1,625,998)	(3,086,572)
Business Combination [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(1,023,341)	(1,030,812)
Movement in profit or loss		8,292	7,471
Deferred tax asset/liability, ending		(1,015,049)	(1,023,341)
Total deferred		(1,015,049)	(1,030,812)	(1,015,049)	(1,023,341)	(1,030,812)
Consolidation CBSI [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		50
Movement in profit or loss			(12)
Other movement			62
Deferred tax asset/liability, ending		50	50
Total deferred		50	50	50	50
Others [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax asset/liability, beginning		(35,552)	47,762
Movement in shareholders' equity		(2,726)	49,066
Movement in profit or loss		(15,457)	(132,377)
Other movement			(3)
Deferred tax asset/liability, ending		(53,735)	(35,552)
Total deferred		R$ (53,735)	R$ 47,762	R$ (53,735)	R$ (35,552)	R$ 47,762

[1]	The Company taxes exchange differences on a cash basis to calculate income tax and social contribution on net income.